Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Summary of company's revenue, net disaggregated by type of product and service

	2023	2022
Product sales	$4,270	$6,681
Software as a service and related services	784	348
Ancillary services	376	239
Total revenue	$5,430	$7,268

Summary of change in contract liabilities

Contract liabilities
Balance at January 1, 2022	$75
Prepayments	570
Revenue recognition	(348)
Balance at December 31, 2022	297
Prepayments	2,552
Revenue recognition	(784)
Balance at December 31, 2023	$2,065
Contract liabilities, noncurrent	121

Summary of change in accounts receivables allowance

	December 31,
	2023	2022
Beginning balance	$290	$145
Reversal of account receivables allowance	(304)	(13)
Bad debt expense	194	158
Ending balance	$180	$290